Capital Management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Issued capital	$ 570
Increase (decrease) through exercise of warrants, equity	0
Issued capital	$ 590	$ 570
Share Capital
Disclosure of classes of share capital [line items]
Number of shares issued but not fully paid	294,931,956	285,475,136
Issued and fully paid up shares, Amount	$ 590	$ 570
Share Capital, Beginning balance	285,475,136	295,991,665
Issue Of Ordinary Shares Pre I P O	1,299,314	1,067,176
Exercise Of Warrant	8,157,506	0
Repurchase of shares	0	(11,583,705)
Share Capital, Ending balance	294,931,956	285,475,136
Issued capital	$ 570	$ 591
Issue Of Ordinary Shares Pre I P O Amount	3	2
Increase (decrease) through exercise of warrants, equity	17	0
Purchase of treasury shares	0	(23)
Issued capital	$ 590	$ 570
Class A Common Shares | Share Capital
Disclosure of classes of share capital [line items]
Number of shares issued but not fully paid	165,877,764	151,420,944
Issued and fully paid up shares, Amount	$ 332	$ 302
Class B Common Shares | Share Capital
Disclosure of classes of share capital [line items]
Number of shares issued but not fully paid	129,054,192	134,054,192
Issued and fully paid up shares, Amount	$ 258	$ 268